INVESTMENT SECURITIES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Mortgage Backed Securities [Line Items]
Due less than one year, Amortized Cost	$ 276
Due after one year through five years, Amortized Cost	5,525
Due after five years through ten years, Amortized Cost	2,494
Due after ten years, Amortized Cost	42
Mortgage-backed securities, Amortized Cost	2,303
Total securities available for sale, Amortized Cost	10,640
Due less than one year, Fair Value	283
Due after one year through five years, Fair Value	5,662
Due after five years through ten years, Fair Value	2,574
Due after ten years, Fair Value	42
Mortgage-backed securities, Fair Value	2,466
Total securities available for sale, Fair Value	$ 11,027	$ 13,941